Supplementary Financial Information (Schedule Of Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 934	$ 902	$ 896
Accumulated Amortization	406	360	328
Net	528	542	568
Land Easements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	480	467	463
Accumulated Amortization	94	91	86
Net	386	376	377
Capitalized Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	454	435	433
Accumulated Amortization	312	269	242
Net	$ 142	$ 166	$ 191